UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2012*

Check here if Amendment:         |_|; Amendment Number: __

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Ridley Park Capital LLP

Address:    Brookfield House
            44 Davies Street
            London, W1K 5JA
            England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ian Bickerstaffe
Title:      Chief Operating Officer
Phone:      +44 (0)20 7529 5202

Signature, Place and Date of Signing:


/s/ Ian Bickerstaffe            London, England           February 13, 2013
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

* As of December 31, 2012, Ridley Park Capital LLP no longer exercised investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   028-14169               Ridley Park Paragon Master Fund Limited

                                                             FORM 13F INFORMATION TABLE
                                                                 December 31, 2012
                                                              Ridley Park Capital LLP
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----




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